ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund (formerly, Aberdeen Global Fixed Income Fund)

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 2, 2017 to each Fund’s Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)

The following replaces the Portfolio Manager table for the Aberdeen Diversified Income Fund in the section entitled, “Summary — Aberdeen Diversified Income Fund — Portfolio Managers” on page 33 of the Prospectus:

Name	Title	Served on the Fund Since
Robert Minter	Investment Strategist	2012
Michael Turner	Senior Director — Portfolio Manager	2015
Ian McDonald	Deputy Head of Aberdeen Solutions	2017
Richard Dunbar	Senior Investment Strategist	2017

The following replaces the Portfolio Manager table for the Aberdeen Dynamic Allocation Fund in the section entitled, “Summary — Aberdeen Dynamic Allocation Fund — Portfolio Managers” on page 41 of the Prospectus:

Name	Title	Served on the Fund Since
Robert Minter	Investment Strategist	2012
Michael Turner	Senior Director — Portfolio Manager	2015
Ian McDonald	Deputy Head of Aberdeen Solutions	2017
Richard Dunbar	Senior Investment Strategist	2017

The following replaces the Portfolio Manager table for the Aberdeen Asia Bond Fund in the section entitled, “Summary — Aberdeen Asia Bond Fund — Portfolio Managers” on page 57 of the Prospectus:

Name	Title	Served on the Fund Since
Adam McCabe	Head of Asian Fixed Income	Inception*
Kenneth Akintewe	Senior Investment Manager	2009
Thomas Drissner	Senior Investment Manager	2014
Lin-Jing Leong	Investment Manager	2013
Jeremy Teng	Investment Manager	2013

*Includes Predecessor Fund (inception date: May 1, 2007)

The following replaces the information for the Aberdeen Diversified Alternatives Fund, Aberdeen Diversified Income Fund and Aberdeen Dynamic Allocation Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 156 of the Prospectus:

Aberdeen Diversified Alternatives Fund, Aberdeen Diversified Income Fund and Aberdeen Dynamic Allocation Fund

Each of the Aberdeen Diversified Alternatives Fund, Aberdeen Diversified Income Fund and Aberdeen Dynamic Allocation Fund and is managed by the Aberdeen Alternatives and Solutions Team. The team works in a truly collaborative fashion. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Michael Turner, Senior Director - Portfolio Manager

Mike Turner is a Senior Director - Portfolio Manager overseeing Aberdeen’s Wealth Investment Team, which manages the external Wealth clients within Aberdeen Solutions. Mike is also one of the senior leaders in the Multi-Asset team, responsible for leading on Global Multi Asset and Diversified Multi Asset portfolio management for segregated accounts and funds. In addition, Mike is a director of Aberdeen Pension Trustees Ltd and is a trustee of several defined benefit pension schemes. Mike joined Aberdeen via the acquisition of Edinburgh Fund Managers in 2003, where he was Head of Fixed Interest & Strategy, a Divisional Director of the Investment Management Divisional Board and a member of the Asset Allocation Committee. Previously, Mike worked for WorldInvest as Head of Fixed Income. Prior to that, Mike worked for Gulf International Bank as a Global Fixed Income Manager. Mike graduated from Heriot Watt University with a BA (Hons) in Economics.

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund

Russell Barlow, Head of Hedge Funds

Russell Barlow is the Head of Hedge Funds, based in

Aberdeen’s London office. Russell is chairman of the

Hedge Fund Investment Committee, the Deputy Chair of the Pan Alternatives Investment Committee and also has responsibility for co-mingled Hedge Fund portfolios. Russell joined Aberdeen in 2010 via the acquisition of various asset management businesses from Royal Bank of Scotland where he was the Head of the Global Event Team. Prior to joining the hedge fund investment team, Russell worked for Coutts & Co where he managed the UK Valuations Team from 1998 to 2000. Russell graduated with a BA in Geography from the University of Greenwich.

Aberdeen Diversified Alternatives Fund

Darren Wolf, Head of Hedge Funds Americas

Darren Wolf is a Senior Investment Manager and is the Head of Hedge Funds, Americas. Darren joined Aberdeen via the acquisition of Arden Asset Management LLC in 2015 where he was the Director of Research and a member of Arden’s Investment Committee. At Arden, Darren was responsible for managing the day-to-day research activities of the firm. Previously, he was on the Investment Committee and the Head of Research at Robeco-Sage Investment Management, where he joined as a member of the investment team in 2001. Darren is a graduate of Yeshiva University’s Sy Syms School of Business where he studied Finance and advanced work in Management Information Systems. He is a CFA charterholder and a member of the New York Society of Security Analysts (NYSSA).

Aberdeen Diversified Alternatives Fund

Robert Minter, Investment Strategist

Robert Minter is an Investment Strategist in the Global Strategy team. Robert joined Aberdeen in 2007. Previously, he was employed by Emerald Capital Group, Ltd for eleven years as an analyst specializing in insurance company asset management and workout securities. Prior to Emerald, Robert worked at Fidelity Investments and The Vanguard Group. Robert graduated with a BA in Economics from Rutgers University. He holds the Chartered Alternative Investment Analyst (CAIA) designation from CAIA Association and the Chartered Market Technician (CMT) designation from the Market Technicians Association. He is currently a Level III candidate in the CFA Program and a member of the New York Society of Security Analysts (NYSSA).

Aberdeen Diversified Alternatives Fund Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund

Kevin Lyons, Senior Investment Manager

Kevin Lyons is a Senior Investment Manager on the Hedge Funds Team. Kevin joined Aberdeen in 2012 from Attalus Capital where he was a senior analyst covering relative value strategies. Prior to Attalus, Kevin worked for Morgan Stanley and Goldman Sachs within their Prime Brokerage groups. Kevin graduated with a BSc in Finance from University of Scranton and an MBA with a concentration in Finance from Fordham University.

Aberdeen Diversified Alternatives Fund

Ian McDonald, Deputy Head of Aberdeen Solutions

Ian McDonald is Deputy Head of Aberdeen Solutions with responsibilities covering all aspects of the day-to-day running of Aberdeen Solutions with specific focus on the technical delivery across client accounts. He is also a member of the Hedge Fund Investment Committee. Ian joined Aberdeen in 2016 following the acquisition of Arden Asset Management LLC, where he was the Chief Investment Officer. Prior to joining Arden in 2002, Ian worked at Morgan Stanley in the International Prime Brokerage Group. Before joining Morgan Stanley, Ian was an investment consultant at Cambridge Associates in London, focusing on European hedge fund manager research and advising

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund

the firm’s European client base on their hedge fund investments. Prior to that, he was based in Cambridge’s Boston office where he focused on manager selection and due diligence of U.S. hedge funds.  Ian graduated with an M.A. (Honours) degree in Economic and Social History from the University of St. Andrews in Scotland.

Richard Dunbar, Senior Investment Strategist

Richard Dunbar is Head of Aberdeen’s Economic and Thematic Research team.  Richard joined Aberdeen in 2014 as part of Scottish Widows Investment Partnership (SWIP) heritage where he had been part of the Investment Solutions team since 2013. Prior to this he held various roles in the UK and Global Equity teams since joining SWIP in 2000. Before joining SWIP, Richard worked for seven years with Blairlogie Capital Management as a portfolio manager for the UK and Europe. He started his career in 1989 as a UK portfolio manager with Murray Johnstone. Richard is a CFA Charterholder, holds a BAdmin (Hons) in Business Administration from the University of Dundee and is an Associate of the CFA Society of the UK. Richard is also a past Chairman of the CFA Society of the UK and an Advisor to the Centre for Finance and Investment at Heriot Watt University.

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund

The following replaces the information for the Aberdeen Asia Bond Fund in the section entitled, “Fund Management — Portfolio Management” beginning on page 157 of the Prospectus:

Aberdeen Asia Bond Fund

The Asia Bond Fund is managed by the Asian Fixed Income Team. The Adviser’s and Subadviser’s dedicated Asian Fixed Income Team has investment professionals based in the Asian region, with specialist macro and credit teams. The Asian macro team is responsible for performing the analysis of the countries/sovereigns in the Asian region and for managing the interest rate and currency strategies in the Fund, while the Asian credit team is responsible for performing the credit analysis and management of the credit risk of the Fund. Importantly, the team is responsible for managing the overall credit risk and allocations within representative sectors, but also undertakes fundamental analysis of both the credit worthiness and conviction in credit quality/profile of an issuer. Only after thoroughly researching the fundamentals does the investment team form a basis for investment decisions. The Adviser and Subadviser believe team-based decisions have distinct advantages over decisions made by individuals.

The Asian Fixed Income Team is jointly and primarily responsible for the day-to-day management of the Fund, with the following members having the most significant responsibility for the day-to-day management of the Fund:

Portfolio Managers	Funds

Adam McCabe, Head of Asian Fixed Income

Adam McCabe is the Head of Asian Fixed Income, responsible for overseeing the investment strategies and portfolio management for Aberdeen’s Asian Fixed Income portfolios. Adam joined Aberdeen in 2009 following the acquisition of certain asset management businesses from Credit Suisse. Adam worked for Credit Suisse from 2001, where he was a

Aberdeen Asia Bond Fund

director/investment manager responsible for the development and implementation of its Asian currency and interest rate strategies. Before that, he was a member of Credit Suisse’s Australian Fixed Income Team, where he was responsible for interest rate and currency strategies. He was a member of the global currency and emerging currency strategy groups.  Adam was also Head of Fixed Income for Woori Credit Suisse Asset Management, Korea, where he was responsible for the fixed income and money market portfolio management, investment strategy and processes.

Adam holds a BComm (First Class Honours and University Medal) from the University of Sydney, Australia and a Diploma in Global Finance from the Chinese University of Hong Kong.

Kenneth Akintewe, Senior Investment Manager

Kenneth is a Senior Investment Manager on the Asian Fixed Income team, responsible for Asian local currency interest rate and foreign exchange strategies. He joined Aberdeen in 2002, working first on the global equities desk in Glasgow before moving to the global fixed income team in London in 2003. In his role as assistant fund manager he transferred to Aberdeen’s Singapore office in 2004 to facilitate the incorporation of Asian fixed income into global bond portfolios, before joining the Asian fixed income team in 2005.

Kenneth holds an MA in Economics and an MSc in International Banking and Financial Studies from Heriot-Watt University, Edinburgh, UK.

Aberdeen Asia Bond Fund

Thomas Drissner, Senior Investment Manager

Thomas is a Senior Investment Manager on the Asian Fixed Income team specializing in Corporate Credit. Thomas joined Aberdeen in 2010. Before transferring to Singapore in 2012, he worked as a Credit Analyst in Aberdeen’s EMEA Fixed Income team based in London. Before that, Thomas held positions at Standard & Poor’s, and Commerzbank in London.

Thomas holds a degree in banking and finance from Baden-Wurttemberg State University.

Aberdeen Asia Bond Fund

Lin-Jing Leong, CFA®, Investment Manager

Lin Jing is an Investment Manager on the Asian Fixed Income team. She joined Aberdeen in 2013 from the Reserve Management Section of the Central Bank of Malaysia where she specialized in investing in the Asian local currency bond market. Amongst other market coverage, Lin Jing has experience in coordinating investments in the Chinese interbank bond market and the QFII program.

Lin Jing holds a Bachelor of Economics (Honours in Econometrics) from the University of Queensland, Australia. Lin Jing is a CFA Charterholder.

Aberdeen Asia Bond Fund

Jeremy Teng, Investment Manager

Jeremy is an investment manager on the Asian Fixed Income team, responsible for Asian credit strategies. Jeremy was transferred from the Kuala Lumpur office in 2013, having joined Aberdeen in 2011. Previously, he was a Credit Analyst at AM Investment Management and CIMB Private Banking as a junior assisting asset specialists of fixed income and structured products.

Jeremy holds a BEng in Mechanical Engineering and an MSc in Entrepreneurship, both from the University of Nottingham (UK).

Aberdeen Asia Bond Fund

Effective on July 3, 2017, the following replaces the section entitled “Investing with Aberdeen Funds — Share Classes — Class A Shares — Reduction and Waiver of Class A Sales Charges — Waiver of Class A Sales Charges” beginning on page 168 of the Prospectus:

Waiver of Class A Sales Charges

The following purchasers qualify for a waiver of front-end sales charges on Class A shares:

• “Retirement Plans”;

•                  “Retirement Plans” include 401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), defined benefit plans, and other similar employer sponsored retirement and benefit plans.

“Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one-person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

• investment advisory clients of the Adviser’s affiliates;

• directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with the Adviser from time to time;

• directors, officers, full-time employees and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Funds’ distributor;

• investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

• financial institutions as shareholders of record on behalf of investment advisers or financial planners for their clients, and who charge a separate fee for their services.

Sales charges are waived on shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

The SAI lists other investors eligible for sales charge waivers.

Effective on July 3, 2017, the following replaces the section entitled “Investing with Aberdeen Funds — Share Classes — Waiver of Contingent Deferred Sales Charges — Class A and Class C Shares” beginning on page 169 of the Prospectus:

Waiver of Contingent Deferred Sales Charges — Class A and Class C Shares

The CDSC may be waived on:

• the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;

• Class A or Class C shares sold following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

• mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70½ and for other required distributions from retirement accounts; and

• redemptions of Class C shares from “Retirement Plans,” as defined on pages 168-169, if no commission was paid by the Adviser on the purchase of the shares being redeemed.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your financial intermediary may not have the capability to waive such sales charges. For more complete information, see “Broker-Defined Sales Charge Waiver Policies” on page 223 of this prospectus.

Effective on July 3, 2017, the following replaces the section entitled “Investing with Aberdeen Funds — Buying, Exchanging and Selling Shares — Systematic Withdrawal Program” on page 180 of the Prospectus:

Systematic Withdrawal Program

You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A, Class C or Class T shares subject to a sales charge while redeeming shares using this program. A systematic withdrawal plan for Class C shares will be subject to any applicable CDSC.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund (formerly, Aberdeen Global Fixed Income Fund)

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 2, 2017 to each Fund’s Statement of Additional Information dated February 28, 2017, as supplemented to date (the “SAI”)

All references to Gareth Nicholson are deleted from the SAI.

The following replaces the information for Kevin Lyons, Russell Barlow and Darren Wolf in the table reflecting the portfolio managers’ ownership of shares of the Fund(s) he or she manages in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 128 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Kevin Lyons	Diversified Alternatives Fund	None
Russell Barlow	Diversified Alternatives Fund	None
Darren Wolf	Diversified Alternatives Fund	None

The following is added to the table reflecting the portfolio managers’ ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 128 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Ian McDonald*	Diversified Income Fund	None
	Dynamic Allocation Fund	None
Richard Dunbar*	Diversified Income Fund	None
	Dynamic Allocation Fund	None
Jeremy Teng*	Asia Bond Fund	None

*Information is as of March 31, 2017.

The following is replaces the information with respect to Kevin Lyons, Russell Barlow and Darren Wolf in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2016)
Kevin Lyons Diversified Alternatives Fund

Registered Investment Companies: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 43 accounts, $2,820.67 total assets (13 accounts, $1,142.50 total assets of which the advisory fee is based on performance)
Other Accounts: 9 accounts, $7,931.75 total assets (1 account, $143.79 total assets of which the advisory fee is based on performance)

Russell Barlow Diversified Alternatives Fund

Registered Investment Companies: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 43 accounts, $2,820.67 total assets (13 accounts, $1,142.50 total assets of which the advisory fee is based on performance)
Other Accounts: 9 accounts, $7,931.75 total assets (1 account, $143.79 total assets of which the advisory fee is based on performance)

Darren Wolf Diversified Alternatives Fund

Registered Investment Companies: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 43 accounts, $2,820.67 total assets (13 accounts, $1,142.50 total assets of which the advisory fee is based on performance)
Other Accounts: 9 accounts, $7,931.75 total assets (1 account, $143.79 total assets of which the advisory fee is based on performance)

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2016)
Ian McDonald** Diversified Income Fund Dynamic Allocation Fund

Registered Investment Companies: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 200 accounts, $15,052.88 total assets
Other Accounts: 454 accounts, $95,923.13 total assets (1 account, $57.68 total assets of which the advisory fee is based on performance)

Richard Dunbar** Diversified Income Fund Dynamic Allocation Fund

Registered Investment Companies: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 200 accounts, $15,052.88 total assets
Other Accounts: 454 accounts, $95,923.13 total assets (1 account, $57.68 total assets of which the advisory fee is based on performance)

Jeremy Teng** Asia Bond Fund	Registered Investment Companies: 1 account, $1,927.21 total assets Other Pooled Investment Vehicles: 16 accounts, $829.75 total assets Other Accounts: 3 accounts, $57.22 total assets

** The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. This information is as of December 31, 2016.

Effective on July 3, 2017, the following replaces the section entitled “ADDITIONAL INFORMATION ON PURCHASES AND SALES — Waiver of Class A Sales Charges” beginning on page 144 of the SAI:

Waiver of Class A Sales Charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other financial intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer Service or your financial intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

The sales charge applicable to Class A shares may be waived for shares sold to financial intermediaries who have entered into an agreement with a Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers. Certain waivers and fee reductions may be available to customers of certain financial intermediaries, as described under “Broker-Defined Sales Charge Waiver Policies” in the Prospectus.

The sales charge applicable to Class A shares may be waived for the following purchases:

1)             shares sold to other registered investment companies affiliated with Aberdeen;

2)             shares sold to:

a)             any pension, profit sharing, or other employee benefit plan for the employees of Aberdeen, any of its affiliated companies, or investment advisory clients and their affiliates;

b)             401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), other similar employer-sponsored retirement and benefit plans. (Individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts do not qualify for the waiver.)

c)              any life insurance company separate account registered as a unit investment trust;

d)             Trustees and retired Trustees of the Trust;

e)              directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of Aberdeen, or any investment advisory clients of the Adviser and its affiliates;

f)               directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with Aberdeen;

g)              any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives of a broker-dealer having a dealer/selling agreement with the distributor;

h)             investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and

i)                 financial institutions as shareholders of record on behalf of investment advisers or financial planners for their clients, and who charge a separate fee for their services.

Effective on July 3, 2017, the following replaces the section entitled “SYSTEMATIC INVESTMENT STRATEGIES — Systematic Withdrawal Plan (“SWP”) ($50 or More)” on page 154 of the SAI:

Systematic Withdrawal Plan (“SWP”) ($50 or More) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, semi-annually or annually, to you (or anyone you designate) from your account.  Complete the appropriate section of the New Account Form or contact your financial intermediary or the Fund.  Your account value must meet the minimum initial investment amount at the time the program is established.  This program may reduce and eventually deplete your account.  Generally, it is not advisable to continue to purchase Class A, Class C or Class T shares subject to a sales charge while simultaneously redeeming shares under the program.  The $50 minimum is waived for required minimum distributions from individual retirement accounts.

Please retain this Supplement for future reference.